Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Schedule of noncontrolling shareholders in MPS
November 2, 2018
Expected liquidation date	December 31, 2021
Length of Holding Period Restriction in years	3.16
Volatility per year	48%
Dividend Yield expressed as % of stock price	0.00

Schedule of noncontrolling interests of Hongwei
Amounts USD
Balances as of December 31, 2017	$60,571
Transferred from liabilities(i)	18,841
Accrual for performance guarantee compensation	1,168
Net loss attributable to noncontrolling interests shareholders	(1,016)
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	1,874
Reclassification to redeemable noncontrolling interests(ii)	(81,438)
Balances as of December 31, 2018	$—

Schedule of noncontrolling interests of Hongwei
Amounts USD
Balances as of December 31, 2017	$(1,066)
Net loss attributable to noncontrolling interests shareholders	(4,783)
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	185
Balances as of December 31, 2018	$(5,664)
Net loss attributable to noncontrolling interests shareholders	(2,123)
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	16
Acquisition of noncontrolling interests	7,771
Balances as of December 31, 2019	$—